Income Taxes - reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
(Loss) income before income taxes	$ (16,784)	$ 167,829	$ (38,407)
Computed recovery (expense) of income taxes	4,743	(50,137)	9,792
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	891	0	0
Other non-taxable income	24	45	7
Revisions to prior years	88	(1,355)	4,650
Capital gains and losses on dispositions, net	(7,663)	(5,357)	(3,150)
Resource property revenue taxes	(830)	356	(1,311)
Unrecognized losses in current year	(228)	(1,411)	(20,916)
Previously unrecognized deferred income tax assets, net	1,229	3,041	2,877
Permanent differences	(178)	(306)	(363)
Other, net	305	(494)	(244)
Provision for income taxes	$ (1,619)	$ (55,618)	$ (8,658)